27. EMPLOYEE BENEFITS (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations	R$ 3,087,433	R$ 3,077,849	R$ 2,872,442
Actuarial liabilities	905,119	908,721
Post-employment healthcare benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations	897,137	866,784
Actuarial liabilities	R$ 897,137	R$ 866,784	R$ 691,262